Property, plant and equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Discontinued Operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ 1,539	$ 96
Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	1,764	1,522
General And Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	175	251
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ 32	$ 889